CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 7,520	$ 34,567	$ 81,480
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	183,165	159,993	23,390
Impairment of intangible assets	0	0	1,711
Loss on disposals and impairments of fixed assets	1,531	3,871	579
Non-cash income taxes	(107)	17,954	49,599
Stock-based compensation	10,462	13,466	9,959
Amortization of debt discount, premium and issuance costs	(1,945)	11,136	14,294
Gain on conversion and repayment of debt	(808)	(2,449)	(172)
Other operating activities	(833)	(1,003)	(426)
Decrease (increase) in accounts receivable, net	(386)	(4,045)	16
Decrease (increase) in prepaid expenses and other assets	583	(19,241)	1,427
Decrease in accounts payable and accrued and other liabilities	(7,040)	(78,795)	(25,175)
(Decrease) increase in deferred revenue	(1,087)	10,780	(2,233)
Net cash provided by operating activities	191,055	146,234	154,449
Cash flows from investing activities:
Purchase of business, net of cash acquired	0	(43,095)	(192,252)
Purchases of property and equipment	(147,360)	(101,967)	(24,025)
Purchases of marketable securities	(73,060)	(29,621)	(362,127)
Sales and maturities of marketable securities	55,816	319,729	132,592
Payments to settle precombination stock awards	0	0	(9,062)
Proceeds received from investments in other companies	0	0	1,618
Change in restricted cash	768	489	(937)
Other investing activities	0	(3,941)	0
Net cash (used in) provided by investing activities	(163,836)	141,594	(454,193)
Cash flows from financing activities:
Proceeds from issuance of debt, net of issuance costs	0	278,256	0
Repayment of debt and capital lease obligations	(35,287)	(528,550)	(35)
Repurchases of common stock	(25,415)	(46,989)	(851)
Payment of dividends	(21,128)	(22,913)	(67,474)
Proceeds from exercises of stock options	338	619	2,829
Other financing activities	111	580	(2,768)
Net cash used in financing activities	(81,381)	(318,997)	(68,299)
Net increase in cash and cash equivalents	(54,162)	(31,169)	(368,043)
Cash and cash equivalents, beginning of year	211,783	242,952	610,995
Cash and cash equivalents, end of year	$ 157,621	$ 211,783	$ 242,952